AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.1%
	ADVERTISING — 0.9%
5,000	Trade Desk, Inc. - Class A*	$488,350
	AGRICULTURE — 1.3%
14,827	Andersons, Inc.	735,419
	AIRLINES — 3.7%
24,981	SkyWest, Inc.*	2,050,191
	AUTO MANUFACTURERS — 3.6%
10,263	Tesla, Inc.*	2,030,842
	AUTO PARTS & EQUIPMENT — 1.9%
26,699	Phinia, Inc.	1,050,873
	CHEMICALS — 1.7%
11,197	Minerals Technologies, Inc.	931,143
	COMMERCIAL SERVICES — 5.7%
15,090	Adtalem Global Education, Inc.*	1,029,289
9,417	Brink's Co.	964,301
6,821	Grand Canyon Education, Inc.*	954,326
350	United Rentals, Inc.	226,355
		3,174,271
	COMPUTERS — 5.4%
9,052	Apple, Inc.	1,906,532
600	Leidos Holdings, Inc.	87,528
11,277	Maximus, Inc.	966,439
1,000	Parsons Corp.*	81,810
		3,042,309
	COSMETICS/PERSONAL CARE — 1.8%
24,455	Edgewell Personal Care Co.	982,846
	DIVERSIFIED FINANCIAL SERVICES — 7.5%
2,300	Apollo Global Management, Inc.	271,561
15,778	Enova International, Inc.*	982,180
5,500	FTAI Aviation Ltd.	567,765
4,592	Piper Sandler Cos.	1,056,941
15,444	StoneX Group, Inc.*	1,163,088
700	Visa, Inc. - Class A	183,729
		4,225,264
	ENGINEERING & CONSTRUCTION — 2.6%
600	Comfort Systems USA, Inc.	182,472

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION (Continued)
2,501	EMCOR Group, Inc.	$913,065
6,000	Granite Construction, Inc.	371,820
		1,467,357
	HOME BUILDERS — 5.2%
9,346	M/I Homes, Inc.*	1,141,520
5,413	Meritage Homes Corp.	876,094
24,203	Tri Pointe Homes, Inc.*	901,562
		2,919,176
	INSURANCE — 0.9%
12,000	Equitable Holdings, Inc.	490,320
	INTERNET — 8.2%
5,000	Alphabet, Inc. - Class A	910,750
8,500	Amazon.com, Inc.*	1,642,625
2,800	Meta Platforms, Inc. - Class A	1,411,816
200	Netflix, Inc.*	134,976
1,500	Spotify Technology S.A.*	470,685
		4,570,852
	MACHINERY-CONSTRUCTION & MINING — 1.9%
12,500	Vertiv Holdings Co. - Class A	1,082,125
	METAL FABRICATE/HARDWARE — 0.9%
3,300	Advanced Drainage Systems, Inc.	529,287
	OIL & GAS SERVICES — 0.3%
1,500	Tidewater, Inc.*	142,815
	PHARMACEUTICALS — 1.5%
6,000	Novo Nordisk A/S - ADR	856,440
	SAVINGS & LOANS — 3.5%
19,053	Axos Financial, Inc.*	1,088,879
18,294	WSFS Financial Corp.	859,818
		1,948,697
	SEMICONDUCTORS — 14.3%
6,000	Advanced Micro Devices, Inc.*	973,260
1,812	ASML Holding N.V.	1,853,187
1,236	Broadcom, Inc.	1,984,435
20,000	NVIDIA Corp.	2,470,800
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	747,383
		8,029,065

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE — 5.7%
26,987	ACI Worldwide, Inc.*	$1,068,416
4,176	Microsoft Corp.	1,866,463
300	ServiceNow, Inc.*	236,001
		3,170,880
	TELECOMMUNICATIONS — 0.6%
1,000	Arista Networks, Inc.*	350,480
	TOTAL COMMON STOCKS
	(Cost $36,265,215)	44,269,002
	MUTUAL FUNDS — 18.4%
	EQUITY FUND — 18.4%
854,936	AXS Adaptive Plus Fund - Class I1	10,276,332
	TOTAL MUTUAL FUNDS
	(Cost $10,000,000)	10,276,332
	SHORT-TERM INVESTMENTS — 1.5%
541,975	Fidelity Investments Money Market Government Portfolio - Class I, 5.13%[2]	541,975
266,899	Goldman Sachs Financial Square Government Fund, 4.89%[2]	266,899
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $808,874)	808,874

	TOTAL INVESTMENTS — 99.0%
	(Cost $47,074,089)	55,354,208
	Other Assets in Excess of Liabilities — 1.0%	580,225
	TOTAL NET ASSETS — 100.0%	$55,934,433

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 18.4%
AXS Adaptive Plus Fund - Class I	$-	$10,000,000	$-	$-	$276,332	$10,276,332	$-
Total	$-	$10,000,000	$-	$-	$276,332	$10,276,332	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
AXS Adaptive Plus Fund - Class I	-	854,936	-	-	854,936